Transactions with Affiliates - Narrative (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jul. 31, 2018	May 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Management fee, percent of net asset value				1.25%		1.25%
Management fee, amount						$ 1,000,000.0
Proceeds from sale of equity method investments						142,270,000	$ 0	$ 0
Gain on sale of real estate				$ 29,453,000	$ 16,151,000	159,598,000	112,758,000	70,728,000
Due to affiliates—contingent consideration for Internalization						0	23,534,000
Contingent consideration
Related Party Transaction [Line Items]
Due to affiliates—contingent consideration for Internalization							20,650,000
American Healthcare Investors, LLC | Management and Advisory Fees
Related Party Transaction [Line Items]
Property management and sub-advisory fees					1,300,000	$ 4,100,000	4,800,000
Minimum | Healthcare Strategic Partnership
Related Party Transaction [Line Items]
Incentive fee percentage				20.00%		20.00%
Maximum | Healthcare Strategic Partnership
Related Party Transaction [Line Items]
Incentive fee percentage				25.00%		25.00%
NorthStar Healthcare | Revolving Credit Facility | Line of Credit | Affiliated Entity
Related Party Transaction [Line Items]
Maximum principal amount of credit facility				$ 35,000,000.0		$ 35,000,000.0
Extension option, term				6 months		6 months
Outstanding advances				$ 0		$ 0	0
Colony Credit | Affiliated Entity
Related Party Transaction [Line Items]
Proceeds from sale of equity method investments			$ 89,100,000
Proceeds from sale of real estate		$ 121,500,000
Gain on sale of real estate		$ 28,600,000
LIBOR | NorthStar Healthcare | Revolving Credit Facility | Line of Credit | Affiliated Entity
Related Party Transaction [Line Items]
Basis spread on variable rate, percent				3.50%		3.50%
Redeemable noncontrolling interests | Investment Vehicles | Affiliated Entity
Related Party Transaction [Line Items]
Investments				$ 6,400,000		$ 5,700,000	4,800,000
Net income attributable to noncontrolling interest				500,000		400,000
Senior Management | Contingent consideration
Related Party Transaction [Line Items]
Due to affiliates—contingent consideration for Internalization						0	20,650,000
Common Stock And OP Units | Senior Management | Affiliated Entity | Contingent consideration
Related Party Transaction [Line Items]
Transfer out of liabilities into equity	$ 12,500,000
Cost reimbursements | Corporate Aircraft Use Reimbursement
Related Party Transaction [Line Items]
Revenue from contract with customer				200,000	100,000	700,000	1,900,000	900,000
Cost reimbursements | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from contract with customer				$ 9,845,000	$ 6,793,000	34,695,000	$ 25,630,000	$ 4,296,000
Contingent consideration | Level 3 | Recurring
Related Party Transaction [Line Items]
Transfer out of liabilities into equity						12,539,000
Transfers out of Level 3						$ 6,381,000
Contingent consideration | Level 3 | Recurring | Senior Management | Contingent consideration
Related Party Transaction [Line Items]
Transfers out of Level 3	$ 6,400,000